Total Outstanding Warrants (Detail)	Jun. 30, 2013
Class of Warrant or Right [Line Items]
Strike Price	35.00
Warrants outstanding	283,156
Exercise Price 1
Class of Warrant or Right [Line Items]
Strike Price	345.00
Warrants outstanding	150
Exercise Price 2
Class of Warrant or Right [Line Items]
Strike Price	315.00
Warrants outstanding	200
Exercise Price 3
Class of Warrant or Right [Line Items]
Strike Price	140.00
Warrants outstanding	50
Exercise Price 4
Class of Warrant or Right [Line Items]
Strike Price	108.00
Warrants outstanding	25
Exercise Price 5
Class of Warrant or Right [Line Items]
Strike Price	60.00
Warrants outstanding	27,709
Exercise Price 6
Class of Warrant or Right [Line Items]
Strike Price	35.00
Warrants outstanding	197,453
Exercise Price 7
Class of Warrant or Right [Line Items]
Strike Price	32.00
Warrants outstanding	3,000
Exercise Price 8
Class of Warrant or Right [Line Items]
Strike Price	29.00
Warrants outstanding	49,269
Exercise Price 9
Class of Warrant or Right [Line Items]
Strike Price	26.00
Warrants outstanding	50
Exercise Price 10
Class of Warrant or Right [Line Items]
Strike Price	1.00
Warrants outstanding	5,250